Common Stock and Capital Surplus (Changes in Number of Issued Shares of Common Stock) (Detail) - Common stock - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at beginning of fiscal year	12,687,710,920	13,281,995,120	13,581,995,120
Retirement of shares of common stock	(350,000,000)	(594,284,200)	(300,000,000)
Balance at end of fiscal year	12,337,710,920	12,687,710,920	13,281,995,120